Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 33,882,972	$ 21,532,311	$ 3,753,578
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	16,182,372	9,828,139	2,314,260
Lubricants	3,534,957	2,375,901	429,967
Insurances	4,721,191	3,126,169	507,885
Tonnage taxes	1,228,678	592,701	131,674
Other	3,417,674	1,748,250	310,075
Total Vessel operating expenses	62,967,844	39,203,471	7,447,439
Voyage Expenses [Abstract]
Brokerage commissions	3,504,453	1,733,639	158,538
Brokerage commissions- related party	3,381,564	1,671,145	29,769
Port & other expenses	6,652,844	4,520,584	173,645
Bunkers consumption	23,143,236	7,742,450	321,252
Gain on bunkers	(3,641,407)	(2,717,035)	(98,499)
Total Voyage expenses	$ 33,040,690	$ 12,950,783	$ 584,705